Net premiums earned - Summary of insurance premium revenue explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	S/ 1,027,266	S/ 1,051,397	S/ 625,932
Adjustment of technical reserves	(345,130)	(395,265)	(100,791)
Gross premiums	682,136	656,132	525,141
Premiums ceded to reinsurers	(13,939)	(10,865)	(10,160)
Net premiums earned	668,197	645,267	514,981
Life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	894,617	942,094	534,840
Adjustment of technical reserves	(332,891)	(392,860)	(103,721)
Gross premiums	561,726	549,234	431,119
Premiums ceded to reinsurers	(13,897)	(10,807)	(10,009)
Net premiums earned	547,829	538,427	421,110
Life insurance contracts [member] | Annuities [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	478,159	614,899	248,025
Adjustment of technical reserves	(254,567)	(291,076)	(56,021)
Gross premiums	223,592	323,823	192,004
Net premiums earned	223,592	323,823	192,004
Life insurance contracts [member] | Group Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	182,944	136,743	138,360
Adjustment of technical reserves	(364)	(2,189)	281
Gross premiums	182,580	134,554	138,641
Premiums ceded to reinsurers	(6,861)	(4,779)	(4,890)
Net premiums earned	175,719	129,775	133,751
Life insurance contracts [member] | Individual Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	224,862	182,032	139,105
Adjustment of technical reserves	(58,204)	(76,339)	(61,978)
Gross premiums	166,658	105,693	77,127
Premiums ceded to reinsurers	(6,614)	(5,494)	(4,592)
Net premiums earned	160,044	100,199	72,535
Life insurance contracts [member] | Retirement Disability And Survival [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	8,650	8,418	9,347
Adjustment of technical reserves	(19,734)	(9,661)	11,912
Gross premiums	(11,084)	(1,243)	21,259
Premiums ceded to reinsurers	(422)	(534)	(527)
Net premiums earned	(11,506)	(1,777)	20,732
Life insurance contracts [member] | Others [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	2	2	3
Adjustment of technical reserves	(22)	(13,595)	2,085
Gross premiums	(20)	(13,593)	2,088
Net premiums earned	(20)	(13,593)	2,088
Non-life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	132,649	109,303	91,092
Adjustment of technical reserves	(12,239)	(2,405)	2,930
Gross premiums	120,410	106,898	94,022
Premiums ceded to reinsurers	(42)	(58)	(151)
Net premiums earned	S/ 120,368	S/ 106,840	S/ 93,871